CONSOLIDATED STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2024	12 Months Ended
Dec. 31, 2024 USD ($)
REVENUE
Total revenue	$ 12,787,262
OPERATING EXPENSES
General and administrative	7,814,809
Professional fees	2,517,381
Bad debt expense, net
Total operating expense	14,352,030
LOSS FROM OPERATIONS	(3,922,882)
OTHER INCOME (EXPENSE)
Net loss	(8,658,780)
Block 40 L L C 2024 [Member]
REVENUE
Rental income	8,547,406
Other operating income	1,324,678
Amortization of tenant improvements	(76,448)
Total revenue	9,795,636
OPERATING EXPENSES
Depreciation	7,127,357
Insurance and property taxes	3,036,093
Common area maintenance	1,697,797
General and administrative	829,752
Utilities	873,021
Management and other fees	630,859
Advertising and promotion	319,399
Professional fees	230,863
Bad debt expense, net	26,987
Total operating expense	14,772,128
LOSS FROM OPERATIONS	(4,976,492)
OTHER INCOME (EXPENSE)
Preferred return dividends - HCC	(950,000)
Interest and financing fees	(6,348,990)
Change in fair value of interest rate cap	(1,249,025)
Loan guarantee fees	(1,260,000)
Other income	1,045,026
Total other income (expense)	(8,762,989)
Net loss	$ (13,739,481)